Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1],[2],[3]	$ 121,796	$ 90,890	$ 115,348	$ 33,276	$ 361,310
Dead Sea [Member]
Total	[1],[2],[3]	72,507	68,297	69,652	25,310	235,766
Rotem Mines [Member]
Total	[1],[2],[3]	9,160	13,847	35,867		58,874
Boulby [Member]
Total	[1],[2],[3]	2,817	1,938	411		5,166
Cabanassas [Member]
Total	[1],[2],[3]	438	2,085	1,809	$ 7,966	12,298
Haikou [Member]
Total	[1],[2],[3]	$ 36,874	$ 4,723	$ 7,609		$ 49,206

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.